UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2013 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--1.4%
Dorman Products	14,193		713,056
Fox Factory Holding	20,191	a	366,669
Gentex	69,528		1,566,466
Motorcar Parts of America	55,963	a	516,538
Tesla Motors	7,395	a,b	1,249,755
Thor Industries	14,889		762,763
Tower International	33,458	a	685,220
			5,860,467
Banks--1.6%
BancorpSouth	38,645		748,940
Bank of the Ozarks	51,267		2,326,496
Nationstar Mortgage Holdings	9,928	a,b	493,422
PacWest Bancorp	16,365		544,136
Radian Group	24,054	b	325,932
Texas Capital Bancshares	48,935	a	2,157,055
			6,595,981
Capital Goods--9.9%
A.O. Smith	11,114		467,344
Acuity Brands	37,071		3,169,571
Barnes Group	65,121		2,036,334
Beacon Roofing Supply	100,552	a	3,653,054
Chart Industries	47,571	a	5,431,656
CIRCOR International	10,316		593,067
DigitalGlobe	27,919	a	843,154
Donaldson	34,070		1,200,627
Dycom Industries	22,940	a	582,905
EMCOR Group	13,625		512,164
ExOne	20,060	b	1,374,310
GenCorp	61,021	a,b	919,586
Generac Holdings	22,472		889,666
Graham	15,321		528,728
Hexcel	14,855	a	528,392
Kratos Defense and Security
Solutions	69,826	a	589,331
MasTec	12,548	a	399,026
Middleby	19,385	a	3,604,447
Mueller Water Products, Cl. A	61,692		465,775
Polypore International	15,637	a,b	668,482
PowerSecure International	106,678	a	1,637,507
Primoris Services	57,311		1,288,351
Proto Labs	77,506	a,b	5,506,026
RBC Bearings	40,433	a	2,415,063
Triumph Group	6,337		456,074
Watsco	6,159		553,078
			40,313,718

Commercial & Professional Services--4.2%
Advisory Board	50,986	a	2,792,503
Healthcare Services Group	89,808		2,174,252
InnerWorkings	87,180	a,b	895,339
Mobile Mini	64,510	a	1,959,814
On Assignment	25,562	a	771,206
Ritchie Brothers Auctioneers	92,180	b	1,708,095
Rollins	96,765		2,394,934
Team	45,095	a	1,758,705
TrueBlue	22,134	a	538,299
UniFirst	6,091		584,005
WageWorks	35,523	a	1,482,730
			17,059,882
Consumer Durables & Apparel--1.6%
Fifth & Pacific Companies	37,395	a	891,497
G-III Apparel Group	2,515	a	115,212
Hanesbrands	9,731		578,800
Helen of Troy	12,980	a	521,536
La-Z-Boy	27,114		576,444
SodaStream International	30,809	a,b	1,925,254
Steven Madden	23,881	a	1,289,574
Tempur Sealy International	17,665	a	680,279
			6,578,596
Consumer Services--6.2%
AFC Enterprises	11,826	a	484,275
Bally Technologies	8,900	a	641,957
BJ's Restaurants	34,293	a	1,071,313
Bloomin' Brands	28,761	a	647,123
Bright Horizons Family Solutions	14,691	a	534,899
Capella Education	11,978	a	651,004
Cheesecake Factory	45,225		1,889,048
Chuy's Holdings	84,397		3,034,072
Del Frisco's Restaurant Group	20,916		402,215
Domino's Pizza	18,721		1,150,218
Fiesta Restaurant Group	35,420	a	1,157,172
Grand Canyon Education	135,002	a	4,658,919
Jack in the Box	14,923	a	589,309
K12	69,250	a,b	2,514,467
Krispy Kreme Doughnuts	91,741	a	1,809,133
LifeLock	89,641		1,130,373
Panera Bread, Cl. A	12,658	a	2,076,165
Red Robin Gourmet Burgers	9,519	a	617,402
Sonic	28,489	a	454,684
			25,513,748
Diversified Financials--3.4%
Affiliated Managers Group	8,091	a	1,410,423
Evercore Partners, Cl. A	11,315		504,536
Financial Engines	80,341		4,294,226
FXCM, Cl. A	31,517		598,508
HFF, Cl. A	15,783		363,009
MarketAxess Holdings	52,745		2,677,336
Portfolio Recovery Associates	59,550	a	3,158,532

Regional Management	17,297	a	475,322
WisdomTree Investments	24,820	a	277,984
			13,759,876
Energy--5.1%
Bonanza Creek Energy	71,110	a	2,823,067
Dril-Quip	34,107	a	3,479,255
Goodrich Petroleum	92,065	a,b	1,974,794
Gulfport Energy	79,671	a	4,700,589
Hornbeck Offshore Services	18,863	a	1,027,657
Oasis Petroleum	14,043	a	550,486
PDC Energy	13,750	a	788,975
Rosetta Resources	26,830	a	1,248,400
Sanchez Energy	24,111	a	582,522
SM Energy	28,972		1,979,367
Solazyme	49,936	a	561,780
Targa Resources	7,873		536,073
Triangle Petroleum	72,443	a	481,746
			20,734,711
Exchange-Traded Funds--.7%
iShares Russell 2000 ETF	26,610	b	2,671,112
Food & Staples Retailing--1.4%
Andersons	9,281		609,390
Fairway Group Holdings	30,397	b	704,603
Fresh Market	23,913	a	1,167,194
Natural Grocers by Vitamin Cottage	7,099	b	273,666
Susser Holdings	14,645	a	698,713
United Natural Foods	39,485	a	2,393,976
			5,847,542
Food, Beverage & Tobacco--1.4%
Boulder Brands	68,645	a	1,068,116
Craft Brew Alliance	10,588	a	127,056
J&J Snack Foods	27,616	b	2,124,223
Sanderson Farms	9,545		625,007
TreeHouse Foods	24,087	a	1,566,378
			5,510,780
Health Care Equipment & Services--13.2%
Abaxis	56,914		2,229,891
ABIOMED	50,339	a,b	1,185,483
Acadia Healthcare	39,741	a	1,523,273
Allscripts Healthcare Solutions	33,039	a	480,387
AMN Healthcare Services	45,931	a	624,662
athenahealth	21,645	a,b	2,283,331
Bio-Reference Labs	53,855	a,b	1,558,025
BioScrip	52,150	a	636,230
Cantel Medical	114,849		2,974,589
Capital Senior Living	20,045	a	417,337
Cardiovascular Systems	26,011	a	533,746
Chemed	32,025	b	2,230,221
DexCom	120,303	a	3,254,197
Globus Medical, Cl. A	31,152		548,898
Greenway Medical Technologies	79,050	a,b	1,076,661
Haemonetics	39,678	a	1,581,168

HealthSouth	20,124		633,101
HealthStream	16,584	a	549,760
Healthways	48,194	a	919,542
Insulet	47,855	a	1,595,486
IPC The Hospitalist	69,403	a	3,570,090
LifePoint Hospitals	10,528	a	476,181
Medidata Solutions	77,695	a	6,949,040
MEDNAX	29,165	a	2,839,796
MWI Veterinary Supply	21,285	a	3,237,023
Neogen	64,842	a	3,507,953
Novadaq Technologies	86,150	a	1,282,773
Omnicell	26,783	a	582,262
Spectranetics	45,251	a	714,513
STAAR Surgical	30,594	a	388,238
STERIS	11,419		466,923
Team Health Holdings	37,957	a	1,458,688
TearLab	123,840	a,b	1,627,257
			53,936,725
Household & Personal Products--.2%
Nu Skin Enterprises, Cl. A	8,925		747,112
Insurance--.5%
AmTrust Financial Services	14,202	b	507,299
Employers Holdings	21,142		560,474
HCI Group	15,593		543,728
RLI	6,190		483,377
			2,094,878
Materials--2.5%
Advanced Emissions Solutions	12,836	a	501,246
Balchem	45,882		2,195,912
Eagle Materials	10,104		648,273
Flotek Industries	54,315	a	1,074,894
Glatfelter	23,661		606,195
Kaiser Aluminum	8,351		577,221
KapStone Paper and Packaging	13,523		567,966
Minerals Technologies	11,894		528,094
PolyOne	45,174		1,220,601
Sealed Air	21,905		622,102
Sensient Technologies	37,409		1,550,977
US Silica Holdings	5,627	b	132,234
			10,225,715
Media--.9%
Carmike Cinemas	28,192	a	494,206
Cinemark Holdings	15,941		469,781
Hemisphere Media Group	10,858	a,b	128,776
Live Nation	62,104	a	1,047,073
MDC Partners, Cl. A	67,127		1,502,302
			3,642,138
Pharmaceuticals, Biotech & Life Sciences--7.7%
Acadia Pharmaceuticals	72,681	a,b	1,450,713
AcelRx Pharmaceuticals	67,726	a	671,165
Acorda Therapeutics	13,905	a	469,850
Aegerion Pharmaceuticals	19,302	a	1,673,098

Alkermes	18,844	a	598,297
Alnylam Pharmaceuticals	14,850	a	769,230
Anacor Pharmaceuticals	57,944	a	585,814
Astex Pharmaceuticals	31,245	a	204,655
Celldex Therapeutics	60,249	a	1,308,609
Cepheid	69,811	a	2,497,838
Chimerix	12,417	a,b	195,692
Fluidigm	3,815	a	78,055
ICON	18,190	a	664,663
Insmed	41,876	a	636,934
Insys Therapeutics	21,641	a	606,164
InterMune	39,585	a	565,670
Keryx Biopharmaceuticals	67,506	a	575,826
Ligand Pharmaceuticals, Cl. B	16,043	a	771,508
Myriad Genetics	12,790	a	334,714
Nektar Therapeutics	69,245	a	843,404
Neurocrine Biosciences	46,924	a	683,683
NPS Pharmaceuticals	58,377	a	1,465,263
Orexigen Therapeutics	85,576	a	587,051
Pacira Pharmaceuticals	18,970	a	687,093
PAREXEL International	60,237	a	2,796,804
Pharmacyclics	5,744	a	640,456
Prosensa Holding	11,916	b	271,327
Raptor Pharmaceuticals	61,694	a	835,337
Receptos	36,850		583,704
Repligen	67,268	a	656,536
Santarus	23,822	a	536,471
Techne	40,635		3,149,619
Tesaro	35,617	a	1,231,635
Theravance	19,402	a	695,562
Vanda Pharmaceuticals	83,708	a	956,782
			31,279,222
Real Estate--.4%
Howard Hughes	16,458	a	1,682,008
Retailing--5.9%
Asbury Automotive Group	13,563	a	666,350
Bebe Stores	89,193		515,536
Conn's	21,337	a	1,421,257
Five Below	48,590	b	1,785,683
Haverty Furniture	23,152		560,510
Hibbett Sports	39,615	a	2,052,057
Lithia Motors, Cl. A	11,591		760,601
LKQ	137,542	a	4,021,728
Lumber Liquidators Holdings	6,278	a	624,159
Monro Muffler Brake	36,376	b	1,610,366
Pier 1 Imports	22,206		486,756
Restoration Hardware Holdings	43,077		2,995,144
Shutterfly	37,626	a	1,955,047
Tile Shop Holdings	7,845	a	208,442
Tuesday Morning	85,207	a	1,048,898
Ulta Salon Cosmetics & Fragrance	18,294	a	1,815,497
Vitamin Shoppe	26,359	a	1,110,241

Zale	46,549	a	582,328
			24,220,600
Semiconductors & Semiconductor Equipment--3.0%
Advanced Energy Industries	45,639	a	831,999
Applied Micro Circuits	141,953	a	1,527,414
Cabot Microelectronics	40,645	a	1,468,097
Diodes	22,949	a	571,430
FormFactor	92,432	a	561,062
Monolithic Power Systems	28,017		857,880
Power Integrations	38,745		2,019,390
Rambus	63,874	a	521,212
Rubicon Technology	8,513	a,b	103,944
Semtech	69,775	a	2,073,713
Silicon Laboratories	22,123	a	855,939
SunPower	36,937	a,b	793,776
			12,185,856
Software & Services--19.8%
Acxiom	57,257	a	1,424,554
Angie's List	102,677	a,b	2,152,110
AOL	566	a	18,638
Aspen Technology	16,085	a	537,722
Bottomline Technologies	64,238	a	1,748,558
Callidus Software	87,475	a	672,683
Cass Information Systems	25,099		1,317,196
ChannelAdvisor	7,642		233,998
CommVault Systems	6,948	a	582,451
Concur Technologies	49,210	a,b	4,808,801
Cornerstone OnDemand	31,133	a	1,603,661
CoStar Group	20,280	a	3,011,783
Cvent	8,367		297,949
DealerTrack Technologies	69,995	a	2,771,102
Demandware	48,987	a,b	2,061,373
E2open	1,000		20,230
Ebix	48,390	b	550,194
eGain	33,718	a	455,193
Envestnet	41,503	a	1,146,728
EPAM Systems	24,045	a	768,959
EVERTEC	28,776		686,883
ExlService Holdings	61,623	a	1,670,600
FactSet Research Systems	12,912	b	1,321,543
Fleetmatics Group	21,224	a,b	1,049,527
Gigamon	13,885		469,313
Guidewire Software	16,478	a	757,329
Imperva	7,648	a	360,986
Infoblox	91,676	a	3,199,493
Interactive Intelligence Group	44,558	a,b	2,624,466
Intralinks Holdings	61,075	a	477,606
Manhattan Associates	7,729	a	676,287
MAXIMUS	87,868		3,295,929
Mentor Graphics	28,166		624,159
Move	42,826	a	620,977
NetSuite	23,020	a	2,288,879

NIC	34,825		775,204
NQ Mobile, ADR	50,509	a,b	855,622
Pegasystems	25,087		924,456
Proofpoint	46,015	a	1,325,693
PROS Holdings	44,545	a	1,461,076
QLIK Technologies	17,918	a	587,531
Rally Software Development	22,296	a	575,906
SciQuest	56,413	a	1,173,390
ServiceSource International	74,013	a	896,297
Shutterstock	11,121	a	552,046
Spark Networks	76,298	a,b	531,034
Splunk	12,564	a	693,658
SPS Commerce	37,886	a	2,361,813
Synchronoss Technologies	16,637	a	571,980
Take-Two Interactive Software	40,510	a	743,764
Tangoe	29,366	a	610,519
Textura	23,871		905,904
Trulia	14,955		620,932
Tyler Technologies	74,025	a	5,469,708
Ultimate Software Group	53,849	a	7,550,168
Verint Systems	33,330	a	1,104,889
Web.com Group	26,890	a	758,836
WebMD Health	16,135	a	506,962
Xoom	20,859		560,898
Yelp	44,263	a	2,300,790
			80,726,936
Technology Hardware & Equipment--3.9%
Alliance Fiber Optic Products	22,219		822,770
Aruba Networks	29,799	a	495,557
Belden	10,045		569,752
CalAmp	43,547	a	713,735
Checkpoint Systems	36,107	a	529,690
Ciena	64,985	a	1,294,501
Control4	11,492		233,058
Digi International	88,315	a	820,446
FEI	6,660		521,345
Finisar	27,352	a	559,895
Infinera	66,272	a,b	614,341
Ixia	38,601	a	560,486
Methode Electronics	34,648		827,741
National Instruments	93,407		2,592,044
Procera Networks	39,637	a,b	513,299
Ruckus Wireless	37,785	b	513,498
Silicon Graphics International	35,590	a	524,597
Sonus Networks	181,562	a	626,389
Stratasys	15,955	a,b	1,711,493
Ubiquiti Networks	27,679		970,426
			16,015,063
Telecommunication Services--.1%
inContact	71,671	a	582,685
Transportation--3.3%
Allegiant Travel	22,168		2,095,098

Arkansas Best	21,832		543,180
Avis Budget Group	24,168	a	646,977
Echo Global Logistics	149,825	a	3,243,711
Forward Air	21,930		807,682
Genesee & Wyoming, Cl. A	26,161	a	2,265,019
Marten Transport	94,046		1,663,673
Old Dominion Freight Line	24,874	a	1,080,029
Roadrunner Transportation Systems	21,023	a	570,144
US Airways Group	35,335	a,b	571,014
			13,486,527
Total Common Stocks
(cost $311,018,698)			401,271,878
Investment of Cash Collateral for
Securities Loaned--9.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $36,834,361)	36,834,361	[c]	36,834,361
Total Investments (cost $347,853,059)	107.3%		438,106,239
Liabilities, Less Cash and Receivables	(7.3%)		(29,743,374)
Net Assets	100.0%		408,362,865

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2013, the value of the fund's securities on loan was $35,774,278 and the value of the collateral held by the fund was $36,834,361.
c Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciation on investments was $90,253,180 of which $94,531,884 related to appreciated investment securities and $4,278,704 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.8
Health Care Equipment & Services	13.2
Capital Goods	9.9
Money Market Investment	9.0
Pharmaceuticals, Biotech & Life Sciences	7.7
Consumer Services	6.2
Retailing	5.9
Energy	5.1
Commercial & Professional Services	4.2
Technology Hardware & Equipment	3.9
Diversified Financials	3.4
Transportation	3.3
Semiconductors & Semiconductor Equipment	3.0
Materials	2.5
Banks	1.6
Consumer Durables & Apparel	1.6
Automobiles & Components	1.4

Food & Staples Retailing	1.4
Food, Beverage & Tobacco	1.4
Media	.9
Exchange-Traded Funds	.7
Insurance	.5
Real Estate	.4
Household & Personal Products	.2
Telecommunication Services	.1
107.3

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	389,341,203	-	-	389,341,203
Equity Securities - Foreign Common Stocks+	9,259,563	-	-	9,259,563
Exchange-Traded Funds	2,671,112	-	-	2,671,112
Mutual Funds	36,834,361	-	-	36,834,361

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)